OTHER NOTES TO THE ACCOUNTS - Stock Options Outstanding (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Options shares	Dec. 31, 2017 USD ($) Options shares	Dec. 31, 2019 Options £ / shares shares
Share option activities
Number of share options outstanding in share-based payment arrangement at end of period | Options		4,911,000	5,277,000	4,519,000
Maximum number of share options available to grant | shares		5,678,000	5,854,000	4,947,000
Expense for share-based payments | $	$ 32	$ 35	$ 31
Minimium
Share option activities
Exercise price of outstanding share options				£ 53.80
Maximum
Share option activities
Exercise price of outstanding share options				£ 154.10